Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares
Restricted cash current	¥ 65,822	$ 10,329	¥ 86,277
Allowances for doubtful debts on accounts receivable current	3,713		63,173
Loans receivable, net	1,777,667	278,955	1,313,957
Prepayments and other current assets	1,099,607	172,550	456,802
Short-term loans	9,000	1,412	500,000
Accounts payable	29,381	4,611	23,839
Prepaid for freight listing fees and other service fees	383,236	60,138	319,924
Income tax payable	31,538	4,949	25,924
Other tax payable	894,592	140,381	446,839
Accrued expenses and other current liabilities	1,206,179	189,276	941,642
Deferred tax liabilities	¥ 135,764	$ 21,304	¥ 118,783
Common Class A [Member]
Common stock par or stated value per share | $ / shares		$ 0.00001		$ 0.00001
Common stock, shares authorized | shares	40,000,000,000	40,000,000,000	33,562,015,467
Common stock, shares, issued | shares	18,505,617,508	18,505,617,508	3,517,944,736
Common stock, shares, outstanding | shares	18,505,617,508	18,505,617,508	3,517,944,736
Common Class B [Member]
Common stock par or stated value per share | $ / shares		$ 0.00001		0.00001
Common stock, shares authorized | shares	10,000,000,000	10,000,000,000	963,610,653
Common stock, shares, issued | shares	3,323,790,823	3,323,790,823	963,610,653
Common stock, shares, outstanding | shares	3,323,790,823	3,323,790,823	963,610,653
Redeemable Convertible Preferred Stock [Member]
Temporary equity, par or stated value per share | $ / shares		$ 0.00001		$ 0.00001
Temporary equity, shares authorized | shares			15,474,373,880
Temporary equity, shares issued | shares	0	0	15,033,856,835
Temporary equity, shares outstanding | shares	0	0	15,033,856,835
Consolidated Trust [Member]
Restricted cash current	¥ 3,509		¥ 48,702
Loans receivable, net	353,509		317,022
Prepayments and other current assets	0		1,009
Variable Interest Entity, Primary Beneficiary [Member]
Restricted cash current	63,294		84,076
Loans receivable, net	1,774,038		1,312,283
Prepayments and other current assets	849,323		421,371
Short-term loans	9,000
Accounts payable	29,077		23,839
Payable to the investors of the consolidates trust current	0		31,400
Prepaid for freight listing fees and other service fees	383,153		319,156
Income tax payable	21,573		23,554
Other tax payable	566,479		446,610
Accrued expenses and other current liabilities	1,045,484		620,828
Deferred tax liabilities	¥ 26,415